CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Total
Balance as of end of period at Dec. 31, 2020	$ 511	$ 1,250	$ 5,000,006
Balance at the end (in shares) at Dec. 31, 2020	5,114,713	12,500,000
Balance as of beginning of period at Aug. 25, 2020	$ 0	$ 0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Measurement adjustment on redeemable common stock	$ 4,489		448,852,870
Measurement adjustment on redeemable common stock (in shares)	(44,885,287)
Net Income (losses)			(10,850,513)
Balance as of end of period at Dec. 31, 2020	$ 511	$ 1,250	5,000,006
Balance at the end (in shares) at Dec. 31, 2020	5,114,713	12,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Measurement adjustment on redeemable common stock	$ 511		51,304,489
Net Income (losses)			(2,418,806)
Balance as of end of period at Mar. 31, 2021		$ 1,250	(48,723,289)
Balance at the end (in shares) at Mar. 31, 2021	0	12,500,000
Balance as of beginning of period at Dec. 31, 2020	$ 511	$ 1,250	5,000,006
Balance at the beginning (in shares) at Dec. 31, 2020	5,114,713	12,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (losses)			833,801
Balance as of end of period at Jun. 30, 2021		$ 1,250	(45,456,339)
Balance at the end (in shares) at Jun. 30, 2021		12,500,000
Balance as of beginning of period at Mar. 31, 2021		$ 1,250	(48,723,289)
Balance at the beginning (in shares) at Mar. 31, 2021	0	12,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Measurement adjustment on redeemable common stock			(14,343)
Measurement adjustment on redeemable common stock (in shares)	(5,114,713)
Net Income (losses)			3,252,607
Balance as of end of period at Jun. 30, 2021		$ 1,250	$ (45,456,339)
Balance at the end (in shares) at Jun. 30, 2021		12,500,000